Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash held at central banks	$ 2,578	$ 2,466
Treasury bills held at central banks	543	272
Other bank deposits	682	505
Total cash and cash equivalents	$ 3,803	$ 3,243	$ 2,391	$ 1,694